UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: March 31, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS





MONETTA TRUST MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2007



COMMON STOCK - 98.8%
NUMBER OF SHARES                                                                MARKET VALUE

Biotechnology - 2.9%
     *2,000   Celgene Corp.                                                         $104,920
     *1,000   Millipore Corp.                                                         72,470
                                                                              --------------
                                                                                     177,390
Building Materials - 2.2%
      1,000   Martin Marietta Materials, Inc.                                        135,200

Chemicals - 2.2%
      2,000   The Sherwin-Williams Co.                                               132,080

Coal - 1.5%
      3,000   Arch Coal, Inc.                                                         92,070

Commercial Services - 10.2%
     *1,500   Alliance Data Systems Corp.                                             92,430
     *4,500   Iron Mountain, Inc.                                                    117,585
     *2,000   Monster Worldwide, Inc.                                                 94,740
     *5,000   Quanta Services, Inc.                                                  126,100
     *7,000   United Rentals, Inc.                                                   192,500
                                                                              --------------
                                                                                     623,355
Computers - 2.9 %
     *2,000   Cognizant Technology Solutions Corp. - CL A                            176,540

Distribution/Wholesale - 1.5%
     *1,500   WESCO Int'l, Inc.                                                       94,170

Diversified Financial Services - 4.9%
      2,500   Countrywide Financial Corp.                                             84,100
     *5,000   E*TRADE Financial Corp.                                                106,100
      3,750   Raymond James Financial, Inc.                                          111,600
                                                                              --------------
                                                                                     301,800
Electronics - 5.8%
     *4,000   Avnet, Inc.                                                            144,560
      7,000   Gentex Corp.                                                           113,750
     *2,000   Thermo Fisher Scientific, Inc.                                          93,500
                                                                              --------------
                                                                                     351,810
Energy-Alternate Sources - 2.5%
     *4,500   Suntech Power Holdings Co., Ltd. - SP ADR (b)                          155,745

Engineering & Construction - 1.9%
     *2,000   Foster Wheeler, Ltd.                                                   116,780

Healthcare-Products - 8.7%
      1,500   Beckman Coulter, Inc.                                                   95,835
     *3,000   Kinetic Concepts, Inc.                                                 151,920
      2,000   Manor Care, Inc.                                                       108,720
     *4,000   PSS World Medical, Inc.                                                 84,560
      2,000   West Pharmaceutical Services, Inc.                                      92,860
                                                                              --------------
                                                                                     533,895
Healthcare-Services - 6.2%
      2,000   Brookdale Senior Living, Inc.                                           89,320
     *3,000   Sunrise Senior Living, Inc.                                            118,560
     *2,000   WellCare Health Plans, Inc.                                            170,500
                                                                              --------------
                                                                                     378,380
Insurance - 1.2%
      2,000   United Fire & Casualty Co.                                              70,260

Internet - 7.5%
     *3,000   CheckFree Corp.                                                        111,270
     *2,000   Digitial River, Inc.                                                   110,500
     *3,500   IAC/InterActiveCorp.                                                   131,985
     *4,000   ValueClick, Inc.                                                       104,520
                                                                              --------------
                                                                                     458,275
Lodging - 1.9%
      2,500   Boyd Gaming Corp.                                                      119,100

Media - 2.9 %
     *2,000   Central European Media Enterprises Ltd.                                177,000

Oil & Gas - 10.0%
      2,000   Diamond Offshore Drilling, Inc.                                        161,900
      2,000   Holly Corp.                                                            118,600
      1,500   Noble Energy, Inc.                                                      89,475
      2,000   Valero Energy Corp.                                                    128,980
      2,000   XTO Energy, Inc.                                                       109,620
                                                                              --------------
                                                                                     608,575
Packaging & Containers - 1.7%
     *3,000   Pactiv Corp.                                                           101,220

Pharmaceuticals - 3.7%
     *3,000   ImClone Systems, Inc.                                                  122,310
      5,000   Mylan Laboratories, Inc.                                               105,700
                                                                              --------------
                                                                                     228,010
Real Estate - 1.7%
      2,000   The St. Joe Co.                                                        104,620

Telecommunications - 13.7%
    *10,000   Andrew Corp.                                                           105,900
     *3,000   CommScope, Inc.                                                        128,700
      2,000   Harris Corp.                                                           101,900
     *3,000   NII Holdings, Inc.                                                     222,540
     *3,000   SBA Communications Corp.                                                88,650
     *2,000   AO VimpelCom - SP ADR (b)                                              189,680
                                                                              --------------
                                                                                     837,370
Transportation - 1.1%
     *2,500   Genesee & Wyoming, Inc.                                                 66,525

                                                                              --------------
TOTAL COMMON STOCK                                                                 6,040,170
  (COST $4,634,187)(a)


VARIABLE RATE DEMAND NOTES - 1.8%
PRINCIPAL AMOUNT

    110,600   Wisconsin Corp. Central Credit Union - 4.990%**                        110,600

                                                                              --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                     110,600
  (COST $110,600)(a)

                                                                              --------------
TOTAL INVESTMENTS - 100.6%                                                         6,150,770
  (COST $4,744,787)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.6%)                                           (34,659)
                                                                              --------------

TOTAL ASSETS - 100%                                                               $6,116,111
                                                                              ==============




(a) Cost for book and tax purposes is $4,744,787; the aggregate gross unrealized appreciation is $1,445,676 and the aggregate gross unrealized depreciation is $39,693, resulting in net unrealized appreciation of $1,405,983.

(b) American Depository Receipt (ADR).


* Non-income producing security.

** Rate in effect at March 31, 2007.





MONETTA TRUST YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2007



COMMON STOCK - 50.5%
NUMBER OF SHARES                                                           MARKET VALUE
Beverages - 4.6%
    185   The Coca-Cola Co.                                                      $8,880
    140   PepsiCo, Inc.                                                           8,898
                                                                         --------------
                                                                                 17,778
Cosmetics/Personal Care - 3.2%
    100   Avon Products, Inc.                                                     3,726
    140   Proctor & Gamble Co.                                                    8,842
                                                                         --------------
                                                                                 12,568
Food - 8.6%
    100   Campbell Soup Co.                                                       3,895
    100   General Mills, Inc.                                                     5,822
    100   Kellogg Co.                                                             5,143
    180   The Hershey Co.                                                         9,839
    170   Wm. Wrigley Jr. Co.                                                     8,658
                                                                         --------------
                                                                                 33,357
Internet - 3.7%
   *150   eBay, Inc.                                                              4,973
    *20   Google, Inc. - CL A                                                     9,163
                                                                         --------------
                                                                                 14,136
Media - 2.3%
    260   The Walt Disney Co.                                                     8,952

Retail - 18.4%
    100   Best Buy Co., Inc.                                                      4,872
  1,000   Blockbuster, Inc. - CL A                                                6,440
    200   Burger King Holdings, Inc.                                              4,320
   *165   Chipotle Mexican Grill, Inc. - CL A                                    10,247
   *100   Dick's Sporting Goods, Inc.                                             5,826
    230   Home Depot, Inc.                                                        8,450
    210   McDonald's Corp.                                                        9,461
   *245   Starbucks Corp.                                                         7,683
    195   Wal-Mart Stores, Inc.                                                   9,155
    100   Walgreen Co.                                                            4,589
                                                                         --------------
                                                                                 71,043
Toys/Games/Hobbies - 9.7%
    330   Hasbro, Inc.                                                            9,444
   *325   Marvel Entertainment, Inc.                                              9,019
    400   Mattel, Inc.                                                           11,028
   *200   RC2 Corp.                                                               8,078
                                                                         --------------
                                                                                 37,569

                                                                         --------------
TOTAL COMMON STOCK                                                              195,403
   (COST $192,788)(a)


EXCHANGE TRADED FUNDS - 48.4%
NUMBER OF SHARES

    230   iShares S&P 500 Growth Index Fund                                      14,865
    195   iShares S&P 500 Value Index Fund                                       15,085
    133   iShares S&P 500 Index Fund                                             18,921
    250   Rydex S&P 500 Equal Weight ETF                                         12,130
    440   Rydex S&P 500 Pure Value ETF                                           15,426
    412   Rydex S&P 500 Pure Growth ETF                                          15,071
    675   SPDR Trust Series 1                                                    95,884

                                                                         --------------
TOTAL EXCHANGE TRADED FUNDS                                                     187,382
   (COST $186,807)(a)


VARIABLE RATE DEMAND NOTES - 2.7%
PRINCIPAL AMOUNT

   3,900   American Family Financial Services Co. - 4.963%**                      3,900
   6,500   Wisconsin Corp. Central Credit Union - 4.990%**                        6,500

                                                                         --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                 10,400
   (COST $10,400)(a)

                                                                         --------------
TOTAL INVESTMENTS - 101.6%                                                      393,185
   (COST $389,995)(a)

OTHER NET ASSETS LESS LIABILITIES - (1.6%)                                       (6,031)
                                                                         --------------

TOTAL ASSETS - 100%                                                            $387,154
                                                                         ==============




(a) Cost for book and tax purposes is $389,995; the aggregate gross unrealized appreciation is $7,496 and the aggregate gross unrealized depreciation is $4,306, resulting in net unrealized appreciation of $3,190.

* Non-income producing security.

** Rate in effect at March 31, 2007.





MONETTA TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2007




COMMON STOCK - 54.0%
NUMBER OF SHARES                                             MATURITY DATE            MARKET VALUE


Agriculture - 5.4%
     1,000   Altria Group, Inc.                                                            $87,810
     2,500   Archer-Daniels-Midland Co.                                                     91,750
                                                                                    --------------
                                                                                           179,560
Banks - 1.7%
     1,000   Wachovia Corp.                                                                 55,050

Computers - 3.7%
     1,500   Electronic Data Systems Corp.                                                  41,520
     2,000   Hewlett-Packard Co.                                                            80,280
                                                                                    --------------
                                                                                           121,800
Cosmetics/Personal Care - 1.9%
     1,000   Proctor & Gamble Co.                                                           63,160

Diversified Financial Services - 4.7%
     1,000   Citigroup, Inc.                                                                51,340
    *2,000   E*TRADE Financial Corp.                                                        42,440
     1,320   J.P. Morgan Chase & Co.                                                        63,862
                                                                                    --------------
                                                                                           157,642
Electric - 0.9%
     1,500   Duke Energy Corp.                                                              30,435

Environmental Control - 2.1%
     2,000   Waste Management, Inc.                                                         68,820

Forest Products & Paper - 2.2%
     2,000   Int'l Paper Co.                                                                72,800

Healthcare-Services - 2.4%
     1,500   UnitedHealth Group, Inc.                                                       79,455

Insurance - 3.6%
     1,000   American Int'l Group, Inc.                                                     67,220
     1,000   The Chubb Corp.                                                                51,670
                                                                                    --------------
                                                                                           118,890
Machinery-Construction & Mining - 2.0%
     1,000   Caterpillar, Inc.                                                              67,030

Media - 1.5%
     1,500   The Walt Disney Co.                                                            51,645

Mining - 1.3%
     1,000   Newmont Mining Corp.                                                           41,990

Miscellaneous Manufacturing - 1.6%
     1,500   General Electric Co.                                                           53,040

Oil & Gas - 3.7%
     1,000   Valero Energy Corp.                                                            64,490
     1,066   XTO Energy, Inc.                                                               58,427
                                                                                    --------------
                                                                                           122,917
Oil & Gas Services - 1.4%
     1,000   Smith Int'l, Inc.                                                              48,050

Pharmaceuticals - 5.6%
     1,000   Cardinal Health, Inc.                                                          72,950
    *1,500   Gilead Sciences, Inc.                                                         114,750
                                                                                    --------------
                                                                                           187,700
Pipelines - 0.6%
       750   Spectra Energy Corp.                                                           19,703

Retail - 3.1%
     1,000   McDonald's Corp.                                                               45,050
     1,000   Target Corp.                                                                   59,260
                                                                                    --------------
                                                                                           104,310
Transportation - 4.6%
       500   FedEx Corp.                                                                    53,715
     1,000   Norfolk Southern Corp.                                                         50,600
       500   Union Pacific Corp.                                                            50,775
                                                                                    --------------
                                                                                           155,090

                                                                                    --------------
TOTAL COMMON STOCK                                                                       1,799,087
   (COST $1,380,314)(a)


CORPORATE BONDS - 25.4%
PRINCIPAL AMOUNT

Auto - 0.6%
     20,000   Daimlerchrysler NA Holding Co. 4.875%         06/15/10                        19,797

Banks - 2.7%
     20,000   Bank of New York 4.950%                       01/14/11                        19,948
     20,000   Northern Trust Co. 7.100%                     08/01/09                        20,841
     20,000   PNC Funding Corp. 7.500%                      11/01/09                        21,161
     25,000   Royal Bank of Scotland Group PLC 9.118%       03/31/49                        27,629
                                                                                    --------------
                                                                                            89,579
Cable TV - 0.3%
     10,000   Cox Communications, Inc. 3.875%               10/01/08                         9,807

Chemicals - 0.9%
     15,000   Chevron Phillips Chemical Co. 5.375%          06/15/07                        14,992
     15,000   Dow Chemical Co. 6.000%                       10/01/12                        15,466
                                                                                    --------------
                                                                                            30,458
Computers - 0.6%
     20,000   Hewlett-Packard Co. 3.625%                    03/15/08                        19,690

Electric - 7.5%
     15,000   Arizona Public Service Co. 5.800%             06/30/14                         15,131
     15,000   CILCorp, Inc. 8.700%                          10/15/09                         15,300
     20,000   Constellation Energy Group 6.125%             09/01/09                         20,382
     15,000   Consumers Energy Co. 4.800%                   02/17/09                         14,862
     16,000   Detroit Edison Co. 6.125%                     10/01/10                         16,488
     15,000   Dominion Resources, Inc. 7.195%               09/15/14                         16,488
     11,000   DPL, Inc. 6.875%                              09/01/11                         11,677
     15,000   Duke Energy Corp. 7.375%                      03/01/10                         15,917
     15,000   FPL Group Capital, Inc. 6.125%                05/15/07                         15,008
     15,000   MidAmerican Energy Holdings 3.500%            05/15/08                         14,719
     20,000   Ohio Power Co. 4.850%                         01/15/14                         19,359
     15,000   Pacific Gas & Electric 4.200%                 03/01/11                         14,522
     25,000   Pepco Holdings, Inc. 6.450%                   08/15/12                         26,160
     15,000   TXU Energy Co. 7.000%                         03/15/13                         15,588
     20,000   Wisconsin Electric Power 3.500%               12/01/07                         19,767
                                                                                     --------------
                                                                                            251,368
Energy - 0.8%
     25,000   Conoco Funding Co. 6.350%                     10/15/11                         26,260

Finance - 4.1%
     20,000   American General Finance 2.750%               06/15/08                         19,441
     20,000   Boeing Capital Corp. 6.100%                   03/01/11                         20,758
     15,000   General Electric Capital Corp. 8.625%         06/15/08                         15,550
     20,000   General Electric Capital Corp. 6.000%         06/15/12                         20,781
     20,000   National Rural Utilities 4.375%               10/01/10                         19,536
     16,000   Pemex Finance Ltd. 9.030%                     02/15/11                         17,146
     25,000   SLM Corp. 5.375%                              01/15/13                         25,145
                                                                                     --------------
                                                                                            138,357
Food/Beverages - 0.6%
     20,000   Diageo Capital plc 3.375%                     03/20/08                         19,636

Insurance - 1.3%
     15,000   GE Global Insurance Holdings 7.500%           06/15/10                         16,059
     25,000   Reinsurance Group of America 6.750%           12/15/11                         26,383
                                                                                     --------------
                                                                                             42,442
Mortgage/Asset Backed - 1.6%
     30,000   Bear Stearns Commercial Mortgage
                Securities, Inc. 6.440%                     06/16/30                         30,290
     25,000   Morgan Stanley Capital I Trust 4.660%         09/13/45                         24,144
                                                                                     --------------
                                                                                             54,434
Multimedia - 0.5%
     16,000   Time Warner Cos, Inc. 8.180%                  08/15/07                         16,136

Regional Authority - 0.9%
     25,000   Quebec Province 7.125%                        02/09/24                         29,481

Regional Malls - 0.5%
     15,000   Simon Property Group LP 7.000%                07/15/09                         15,567

Retail - 0.4%
     15,000   Wal-Mart Stores, Inc. 4.550%                  05/01/13                         14,493

Telephone - 1.6%
     10,000   Deutsche Telekom Int'l Finance 8.500%         06/15/10                         10,840
     15,000   France Telecom 7.750%                         03/01/11                         16,342
     25,000   Verizon Pennsylvania 5.650%                   11/15/11                         25,313
                                                                                     --------------
                                                                                             52,495
Transportation - 0.5%
     15,000   Union Pacific Co. 7.250%                      11/01/08                         15,443

                                                                                     --------------
TOTAL CORPORATE BONDS                                                                       845,443
  (COST $845,565)(a)


EXCHANGE TRADED FUNDS - 4.3%
NUMBER OF SHARES

      1,000   SPDR Trust Series 1                                                           142,050

                                                                                     --------------
TOTAL EXCHANGE TRADED FUNDS                                                                 142,050
  (COST $142,283)(a)


U.S. GOVERNMENT AGENCIES - 4.7%
PRINCIPAL AMOUNT

    100,000   Private Export Funding 5.685%                 05/15/12                        103,584
     60,000   Tennessee Valley Authority 4.700%             07/15/33                         54,597

                                                                                     --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                              158,181
  (COST $163,863)(a)


U.S. TREASURY NOTES - 5.7%
PRINCIPAL AMOUNT

    100,000   U.S. Treasury Note 4.750%                     05/15/14                        100,902
     75,000   U.S. Treasury Note 6.500%                     11/15/26                         89,731

                                                                                     --------------
TOTAL U.S. TREASURY NOTES                                                                   190,633
  (COST $184,250)(a)


VARIABLE RATE DEMAND NOTES - 4.5%
PRINCIPAL AMOUNT

     61,100   American Family Financial Services Co. - 4.963%**                              61,100
     89,700   Wisconsin Corp. Central Credit Union - 4.990%**                                89,700

                                                                                     --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                            150,800
  (COST $150,800)(a)

                                                                                     --------------
TOTAL INVESTMENTS - 98.6%                                                                 3,286,194
  (COST $2,867,075)(a)

OTHER NET ASSETS LESS LIABILITIES - 1.4%                                                     46,343

                                                                                     --------------
TOTAL ASSETS - 100%                                                                      $3,332,537
                                                                                     ==============




(a) Cost for book and tax purposes is $2,867,075; the aggregate gross unrealized appreciation is $463,024 and the aggregate gross unrealized depreciation is $43,905, resulting in net unrealized appreciation of $419,119.

* Non-income producing security.

** Rate in effect at March 31, 2007.






MONETTA TRUST INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2007




CORPORATE BONDS - 69.0%
PRINCIPAL AMOUNT                                           MATURITY DATE                  MARKET VALUE

Banks - 7.2%
     80,000   Bank of New York 4.950%                           01/14/11                       $79,794
     30,000   National City Bank 7.250%                         07/15/10                        31,807
    105,000   PNC Funding Corp. 7.500%                          11/01/09                       111,096
    175,000   Royal Bank of Scotland Group PLC 9.118%           03/31/49                       193,402
     34,000   Wachovia Corp. 6.000%                             10/30/08                        34,442
     32,000   Westernbank of Puerto Rico 5.050%                 04/18/07                        31,993
                                                                                        --------------
                                                                                               482,534
Casino Hotels - 1.2%
     80,000   Mandalay Resort Group 10.250%                     08/01/07                        81,000

Chemicals - 2.3%
     40,000   Chevron Phillips Chemical Co. 5.375%              06/15/07                        39,980
    100,000   PPG Industries, Inc. 7.400%                       08/15/19                       114,244
                                                                                        --------------
                                                                                               154,224
Cosmetics & Toiletries - 0.6%
     40,000   Avon Products, Inc. 6.550%                        08/01/07                        40,083

Electric - 13.9%
     23,000   Consolidated Edison Co. of New York 6.900%        10/01/28                        24,055
     50,000   Constellation Energy Group 6.125%                 09/01/09                        50,954
     75,000   Consumers Energy Co. 4.800%                       02/17/09                        74,313
     75,000   Detroit Edison Co. 6.125%                         10/01/10                        77,288
    135,000   Duke Energy Corp. 7.375%                          03/01/10                       143,255
    110,000   FPL Group Capital, Inc. 6.125%                    05/15/07                       110,059
     50,000   MidAmerican Energy Holdings 3.500%                05/15/08                        49,064
     75,000   Ohio Power Co. 4.850%                             01/15/14                        72,595
     75,000   Pepco Holdings, Inc. 6.450%                       08/15/12                        78,481
     38,000   Progress Energy, Inc. 7.100%                      03/01/11                        40,564
    100,000   TXU Energy Co. 7.000%                             03/15/13                       103,924
    105,000   Wisconsin Electric Power 3.500%                   12/01/07                       103,776
                                                                                        --------------
                                                                                               928,328
Energy - 3.9%
    100,000   Chesapeake Energy Corp. 6.625%                    01/15/16                       100,750
    150,000   Conoco Funding Co. 6.350%                         10/15/11                       157,559
                                                                                        --------------
                                                                                               258,309
Finance - 11.8%
    100,000   American General Finance 2.750%                   06/15/08                        97,204
     80,000   Boeing Capital Corp. 6.100%                       03/01/11                        83,031
     50,000   Countrywide Home Loan 6.935%                      07/16/07                        50,188
     25,000   Ford Motor Credit Co. 3.750%                      04/20/07                        24,948
     18,000   General Electric Capital Corp. 6.350%             05/12/18                        18,274
    160,000   General Electric Capital Corp. 8.625%             06/15/08                       165,869
     25,000   HSBC Finance Corp. 5.750%                         06/15/07                        24,981
     50,000   J.P. Morgan Chase & Co. 7.250%                    06/01/07                        50,111
     80,000   National Rural Utilities 4.375%                   10/01/10                        78,143
    124,000   Pemex Finance Ltd. 9.030%                         02/15/11                       132,886
     65,000   SLM Corp. 5.375%                                  01/15/13                        65,376
                                                                                        --------------
                                                                                               791,011
Insurance - 5.5%
    172,000   GE Global Insurance Holdings 7.500%               06/15/10                       184,143
    175,000   Reinsurance Group of America 6.750%               12/15/11                       184,681
                                                                                        --------------
                                                                                               368,824
Mortgage/Asset Backed - 4.5%
    180,000   Bear Stearns Commercial Mortgage
                Securities, Inc. 6.440%                         06/16/30                       181,738
    125,000   Morgan Stanley Capital I Trust 4.660%             09/13/45                       120,721
                                                                                        --------------
                                                                                               302,459
Pipelines - 4.1%
    250,000   Enbridge Energy Partners 7.000%                   10/01/18                       272,714

Regional Malls - 1.0%
     65,000   Simon Property Group LP 7.000%                    07/15/09                        67,455

Restaurants - 1.0%
     75,000   Wendy's Int'l, Inc. 7.000%                        12/15/25                        70,167

Retail - 1.8%
     90,000   J.C. Penney Corp., Inc. 8.125%                    04/01/27                        92,552
     25,000   May Department Stores Co. 7.625%                  08/15/13                        27,296
                                                                                        --------------
                                                                                               119,848
Special Purpose - 1.8%
    120,000   Trains-BBB-5-2002 6.554% (b)                      08/15/08                       120,017

Telephone - 6.5%
    125,000   Deutsche Telekom Int'l Finance 8.500%             06/15/10                       135,502
    135,000   France Telecom 7.750%                             03/01/11                       147,080
    150,000   Verizon Pennsylvania 5.650%                       11/15/11                       151,876
                                                                                        --------------
                                                                                               434,458
Transport-Equipment & Leasing - 0.3%
     20,000   GATX Financial Corp. 6.000%                       11/19/08                        20,205

Wireless Equipment - 1.6%
    100,000   Motorola, Inc. 7.50%                              05/15/25                       109,744

                                                                                        --------------
TOTAL CORPORATE BONDS                                                                        4,621,380
  (COST $4,623,378)(a)


U.S. GOVERNMENT AGENCIES - 15.0%
PRINCIPAL AMOUNT

     90,000   Federal Home Loan Bank 6.000%                     12/21/16                        89,894
    100,000   Federal Home Loan Bank 5.700%                     06/30/10                       100,526
     11,666   Federal Home Loan Bank 3.850%                     12/11/07                        11,561
     50,000   Federal National Mortgage Assoc. 4.000%           02/07/13                        49,345
    300,000   Federal National Mortgage Assoc. 6.000%           12/27/16                       299,662
     40,000   Federal National Mortgage Assoc. 4.000%           02/29/16                        39,641
    400,000   Private Export Funding 5.685%                     05/15/12                       414,337

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                               1,004,966
  (COST $1,011,837)(a)


U.S. TREASURY NOTES - 7.6%
PRINCIPAL AMOUNT

    240,000   U.S. Treasury Note 5.125%                         05/15/16                       248,147
    255,000   U.S. Treasury Note 4.750%                         05/15/14                       257,301

                                                                                        --------------
TOTAL U.S. TREASURY NOTES                                                                      505,448
  (COST $493,389)(a)


MUNICIPAL BONDS - 5.2%
PRINCIPAL AMOUNT

     50,000   Albuquerque New Mexico Golf Couse 6.600%          07/01/08                        50,128
    100,000   Kronewetter Wisconsin Redevelopment
                Authority 6.375%                                06/01/08                       100,826
     40,000   Naugatuck Connecticut CTFS 4.000%                 06/15/07                        39,882
    125,000   Pima County Arizona IDA 6.290%                    02/15/11                       125,711
     30,000   Illinois Finance Authority 6.250%                 12/01/07                        30,016

                                                                                        --------------
TOTAL MUNICIPAL BONDS                                                                          346,563
  (COST $345,706)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 96.8%                                                                    6,478,357
  (COST $6,474,310)(a)

OTHER NET ASSETS LESS LIABILITIES - 3.2%                                                       214,954

                                                                                        --------------
TOTAL ASSETS - 100%                                                                         $6,693,311
                                                                                        ==============




(a) Cost for book and tax purposes IS $6,474,310; the aggregate gross unrealized appreciation is $53,590 and aggregate gross unrealized depreciation is $49,543 resulting in net unrealized depreciation of $4,047.

(b) Represents a restricted security purchased under RULE 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.






MONETTA TRUST GOV'T. MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2007




FEDERAL FARM CREDIT BANK - 13.8%
PRINCIPAL AMOUNT                                                               VALUE

825,000   5.100%, DUE 05/30/07                                              $818,098


FEDERAL HOME LOAN BANK - 23.0%

645,000   5.120%, DUE 06/08/07                                               638,762
425,000   5.130%, DUE 04/09/07                                               424,515
300,000   5.126%, DUE 05/09/07                                               298,377
                                                                      --------------
                                                                           1,361,654

FEDERAL NATIONAL MORTGAGE ASSOC. - 38.9%
560,000   5.125%, DUE 05/02/07                                               557,528
560,000   5.135%, DUE 06/13/07                                               554,169
540,000   5.130%, DUE 04/18/07                                               538,692
655,000   5.135%, DUE 04/25/07                                               652,758
                                                                      --------------
                                                                           2,303,147

FEDERAL HOME LOAN MORTGAGE CORP. - 24.2%
180,000   5.180%, DUE 04/25/07                                               179,379
585,000   5.136%, DUE 06/18/07                                               578,490
680,000   5.100%, DUE 05/21/07                                               675,183
                                                                      --------------
                                                                           1,433,052

                                                                      --------------
TOTAL INVESTMENTS - 99.9%                                                  5,915,951
   (COST $5,915,951)(a)

OTHER NET ASSETS LESS LIABILITIES - 0.1%                                       2,768
                                                                      --------------

TOTAL ASSETS - 100%                                                       $5,918,719
                                                                      ==============



(a) Cost is identical for book and tax purposes.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 14, 2007
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 14, 2007
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      May 14, 2007
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 14, 2007
    ----------------------------------------------------------------------------